Independent Directors' Stock Option Plan (Details) (USD $)	12 Months Ended											12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Independent director's stock option plan	Dec. 31, 2010 Independent director's stock option plan	Dec. 31, 2011 Independent director's stock option plan	Dec. 31, 2009 Independent director's stock option plan	Dec. 31, 2008 Independent director's stock option plan	Dec. 31, 2007 Independent director's stock option plan	Dec. 31, 2006 Independent director's stock option plan	Dec. 31, 2005 Independent director's stock option plan	Dec. 31, 2012 Independent director's stock option plan Minimum	Dec. 31, 2012 Independent director's stock option plan Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted, expected term				10 years
Stock options granted, excercise price (in dollars per share)							$ 9.10	$ 9.10	$ 9.10	$ 9.15	$ 9.15
Stock options, exercise price of future options				100.00%
Stock options, shares to purchase (in shares)				50,000
Stock options, outstanding (in shares)				45,000		45,000
Stock options granted, weighted average exercise price (in dollars per share)				$ 9.12		$ 9.12
Number of shares authorized (in shares)				1,000,000
Number of shares reserved for issuance under the IDSOP (in shares)				1,000,000
Stock compensation expense	$ 0	$ 0	$ 7,000		$ 7,000
Stock options, wieghted average contractual remaining life				4 years 2 months 22 days		5 years 3 months 7 days
Stock options, intrinsic value				$ 10,000
Stock options, risk free interest rate, minimum				3.47%
Stock options, risk free interest rate, maximum				5.07%
Stock options, projected future dividend yield												6.25%	7.00%
Stock options, expected volatility rate, minimum				0.00%
Stock options, expected volatility rate, maximum				36.21%